INVESTMENTS - Investment in debt instruments & uranium (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) item lb	Dec. 31, 2025 USD ($) item lb $ / shares	Dec. 31, 2024 CAD ($) lb	Dec. 31, 2024 USD ($) lb $ / shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares
Disclosure of financial assets [line items]
Physical uranium hold | lb	1,700,000	1,700,000	2,200,000	2,200,000
Physical Uranium Holdings Cost	$ 62,487,000		$ 80,729,000			$ 50,539,000	$ 65,289,000
Physical Uranium Holdings Cost Per Price		$ 29.73		$ 29.67
Physical uranium holdings market value	$ 190,276,000	$ 138,615,000	$ 231,088,000	$ 160,600,000
Physical uranium holdings market value per pound						$ 81.55	$ 73
Number of uranium sales made during the period | item	4	4
Physical uranium sold | lb	500,000	500,000
Physical uranium holdings average value per pound						$ 78.63
Proceeds on disposal of investment - uranium (note 6)	$ 54,251,000	$ 39,314,000
Physical uranium commitment to sales | lb	550,000	550,000
Convertible Debentures
Disclosure of financial assets [line items]
Purchase of investment-convertible debenture | $					$ 15,000,000
Investments, coupon rate					9.00%
Investments, interest payment period					5 years
Investments, convertible to common shares, conversion price per share					$ 0.56
Investments, interest payable in common shares, percent					33.33%
Number of trading days considered for calculating volume weighted average share price					20 days